Other Receivables and Other Income (Detail Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from vendors	10,812	12,332
Allowance for doubtful accounts, other receivables	4,357	0
Direct Cash Payments Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from one vendor	9,802	11,316